Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 18.0%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 0.9638%, 9/15/34 (144A)‡	$629,029	$629,031
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	742,219	743,413
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	282,397	284,529
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	723,000	724,339
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	801,000	801,871
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	250,217	250,380
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	206,469	206,977
Angel Oak Mortgage Trust I LLC 2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	442,464	449,539
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	384,807	388,873
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	574,000	573,065
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	1,786,950	1,849,353
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	297,186
Bank 2019-BN17, 3.7140%, 4/15/52	569,676	636,003
Bank 2019-BN18, 3.5840%, 5/15/62	978,130	1,085,011
Bank 2019-BN20, 3.0110%, 9/15/62	466,163	499,743
Bank 2019-BN23, 2.9200%, 12/15/52	838,600	893,854
Bank 2019-BNK24, 2.9600%, 11/15/62	236,800	253,171
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	1,447,000	1,627,245
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9338%, 8/15/36 (144A)‡	443,000	443,004
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	565,000	593,510
BVRT Financing Trust, 1.8451%, 7/10/32‡	13,802	13,819
BVRT Financing Trust 2021-1F M1, 1.6000%, 7/1/33‡	237,102	237,132
BVRT Financing Trust 2021-2F M1, 1.6000%, 1/10/32‡	127,098	127,073
BVRT Financing Trust 2021-CRT1 M2, 2.3348%, 1/10/33‡	583,264	586,616
BVRT Financing Trust 2021-CRT2 M1, 1.8348%, 11/10/32‡	224,091	224,091
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.8340%, 11/15/35 (144A)‡	447,049	447,183
BX Commercial Mortgage Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	614,000	655,621
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	309,000	336,084
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	614,000	660,586
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0040%, 10/15/36 (144A)‡	1,222,115	1,223,627
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.1640%, 10/15/36 (144A)‡	203,244	203,386
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.0840%, 11/15/32 (144A)‡	1,724,447	1,726,079
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.4340%, 11/15/32 (144A)‡	308,626	308,779
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.6340%, 11/15/32 (144A)‡	308,626	308,795
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 0.8840%, 2/15/36 (144A)‡	848,000	848,405
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 0.8840%, 2/15/36 (144A)‡	964,000	966,006
BX Commercial Mortgage Trust 2021-VOLT A,
ICE LIBOR USD 1 Month + 0.7000%, 0%, 9/15/36 (144A)‡	510,000	510,341
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 0%, 9/15/36 (144A)‡	1,043,000	1,043,880
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 0%, 9/15/36 (144A)‡	1,096,000	1,097,504
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	696,000	755,341
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	1,194,958	1,201,354
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	438,416	439,226
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	1,096,000	1,097,003
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 1.2500%, 2/25/50 (144A)‡	795,003	795,428
CIM Retail Portfolio Trust 2021-RETL A,
ICE LIBOR USD 1 Month + 1.4000%, 1.4840%, 8/15/36 (144A)‡	821,000	821,839
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	995,434	994,593
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 0.9838%, 11/15/37 (144A)‡	1,740,876	1,743,946
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.3838%, 11/15/37 (144A)‡	774,597	775,228

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.7338%, 11/15/37 (144A)‡	$777,546	$778,347
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	168,287	169,148
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	171,131	171,613
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 4.9860%, 11/25/24‡	58,847	61,045
Connecticut Avenue Securities Trust 2015-C02 1M2,
ICE LIBOR USD 1 Month + 4.0000%, 4.0860%, 5/25/25‡	179,498	182,673
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 5.9860%, 10/25/28‡	138,018	144,295
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3360%, 1/25/29‡	342,547	356,102
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.3360%, 4/25/29‡	390,147	404,141
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6360%, 7/25/29‡	606,931	624,448
Connecticut Avenue Securities Trust 2017-C05 1M2,
ICE LIBOR USD 1 Month + 2.2000%, 2.2860%, 1/25/30‡	855,354	873,929
Connecticut Avenue Securities Trust 2017-C06 1M2,
ICE LIBOR USD 1 Month + 2.6500%, 2.7360%, 2/25/30‡	731,407	744,024
Connecticut Avenue Securities Trust 2017-C07 1M2,
ICE LIBOR USD 1 Month + 2.4000%, 2.4860%, 5/25/30‡	836,026	847,583
Connecticut Avenue Securities Trust 2018-C03 1M2,
ICE LIBOR USD 1 Month + 2.1500%, 2.2360%, 10/25/30‡	850,289	860,227
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.4860%, 4/25/31 (144A)‡	147,032	147,737
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.3860%, 8/25/31 (144A)‡	117,226	118,000
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2360%, 9/25/31 (144A)‡	379,734	381,888
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.1860%, 6/25/39 (144A)‡	246,495	246,879
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.0860%, 7/25/39 (144A)‡	240,706	241,298
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.1860%, 10/25/39 (144A)‡	123,188	123,739
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.0860%, 1/25/40 (144A)‡	867,641	870,686
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0138%, 11/15/36 (144A)‡	552,036	552,785
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.0640%, 5/15/36 (144A)‡	1,570,000	1,572,740
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5140%, 5/15/36 (144A)‡	831,000	831,915
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	453,000	452,555
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.0531%, 4/15/23 (144A)‡	973,444	973,459
DB Master Finance LLC 2019-1A A23, 4.3520%, 5/20/49 (144A)	455,700	494,583
DB Master Finance LLC 2019-1A A2I, 3.7870%, 5/20/49 (144A)	569,380	571,613
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	230,300	240,787
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	1,183,000	1,166,421
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	358,980	384,909
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	1,062,943	1,100,381
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	552,380	596,759
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	1,975,910	2,129,861
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	1,590,000	1,592,295
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	1,400,000	1,413,308
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	26,726	26,860
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	545,000	575,505
Exeter Automobile Receivables Trust 2021-1A C, 0.7400%, 1/15/26	181,000	181,341
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	580,000	580,035
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 1.1640%, 7/15/38 (144A)‡	1,498,206	1,502,186
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 1.4640%, 7/15/38 (144A)‡	407,878	409,654
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.0860%, 7/25/25‡	333,960	343,356
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.7860%, 4/25/28‡	303,924	320,843
Fannie Mae REMICS, 3.0000%, 5/25/48	1,288,184	1,361,449
Fannie Mae REMICS, 3.0000%, 11/25/49	1,354,079	1,428,291
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.6344%, 7/25/28‡	311,681	326,724

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0360%, 10/25/49 (144A)‡	$97,248	$97,613
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0500%, 12/25/50 (144A)‡	910,000	916,979
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.2360%, 9/25/50 (144A)‡	276,936	278,552
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6500%, 11/25/50 (144A)‡	1,481,000	1,499,408
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3500%, 8/25/33 (144A)‡	442,000	452,774
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.3000%, 8/25/33 (144A)‡	476,000	481,279
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1180%, 12/15/36 (144A)‡	293,000	293,566
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4180%, 12/15/36 (144A)‡	328,000	328,030
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7170%, 12/15/36 (144A)‡	365,000	364,471
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	423,398
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	696,651
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	580,000	616,657
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	663,000	678,986
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	1,182,068	1,294,766
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	1,182,068	1,194,478
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	1,182,068	1,243,802
JP Morgan Mortgage Trust 2021-11 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 1/25/52 (144A)‡	850,297	850,658
JP Morgan Mortgage Trust 2021-12 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 2/25/52 (144A)‡	538,000	538,000
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 0.7840%, 3/15/38 (144A)‡	2,198,000	2,201,072
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.1840%, 3/15/38 (144A)‡	1,052,000	1,053,022
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 1.0000%, 8/25/51 (144A)‡	820,832	820,832
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 1.0000%, 10/25/51 (144A)‡	1,047,000	1,047,000
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	985,000	988,091
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 0.8847%, 4/15/38 (144A)‡	1,980,503	1,982,409
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.4347%, 4/15/38 (144A)‡	954,704	956,045
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	626,322
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	324,754	355,915
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	487,641
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	673,005
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	1,017,832
MRA Issuance Trust 2021-NA1 A1X,
ICE LIBOR USD 1 Month + 1.5000%, 1.5860%, 3/8/22 (144A)‡	1,734,000	1,735,618
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	315,425	339,279
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1500%, 3/15/29 (144A)‡	693,000	697,066
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	322,845	326,267
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	915,576	918,838
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	760,781	773,154
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 10/25/51 (144A)‡	1,200,059	1,200,057
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	254,000	255,718
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	252,000	253,925
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	549,990	549,990
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	942,218	975,471
Preston Ridge Partners Mortgage Trust 2020-3, 2.8570%, 9/25/25 (144A)Ç	991,513	998,639
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	651,701	653,647
Preston Ridge Partners Mortgage Trust 2020-5 A1, 3.1040%, 11/25/25 (144A)Ç	338,985	340,236
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	1,414,000	1,432,620
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	2,418,000	2,424,893
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	139,012	142,061
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	66,098	66,676
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	197,703	199,269

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	$295,445	$298,981
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	602,268	639,111
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	504,728	562,742
Taco Bell Funding LLC 2021-1A A2I, 1.9460%, 8/25/51 (144A)	867,000	864,567
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51 (144A)	1,055,000	1,050,628
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	561,000	560,266
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	288,000	287,439
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	962,762	963,957
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	610,000	615,859
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 0.9500%, 8/25/51 (144A)‡	978,891	978,891
United Wholesale Mortgage LLC 2021-INV2 A9,
US 30 Day Average SOFR + 1.0000%, 1.0500%, 9/25/51 (144A)‡	1,024,000	1,024,000
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	954,000	953,834
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	1,453,000	1,447,178
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	634,000	627,992
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 0.9840%, 7/15/39 (144A)‡	605,000	602,066
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	301,794	302,482
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.2340%, 2/15/40 (144A)‡	435,421	437,869
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	103,950	109,765
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	539,918	570,947
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51 (144A)	511,718	516,529
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51 (144A)	595,508	606,449
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	637,000	658,472
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	910,425	941,348
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 0.8500%, 7/25/51 (144A)‡	842,523	844,328
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	704,000	715,530
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $117,349,278)		118,781,387
Bank Loans and Mezzanine Loans– 1.8%
Basic Industry – 0.4%
Alpha 3 BV, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 3/18/28‡	1,137,150	1,135,490
Diamond BC BV, ICE LIBOR USD 1 Month + 3.0000%, 3.5000%, 9/17/28ƒ,‡	1,830,000	1,831,263
		2,966,753
Capital Goods – 0.6%
Madison IAQ LLC, ICE LIBOR USD 3 Month + 3.2500%, 3.7500%, 6/21/28ƒ,‡	2,534,413	2,530,181
Standard Industries Inc,
ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 9/22/28ƒ,‡	1,349,988	1,350,717
		3,880,898
Consumer Non-Cyclical – 0.8%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8324%, 8/1/27‡	2,470,548	2,438,776
ICON Luxembourg Sarl, ICE LIBOR USD 3 Month + 2.5000%, 3.0000%, 7/3/28‡	2,288,823	2,296,124
Indigo Merger Sub Inc, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 7/3/28‡	570,262	572,081
		5,306,981
Total Bank Loans and Mezzanine Loans (cost $12,147,256)		12,154,632
Corporate Bonds– 32.5%
Banking – 5.5%
Ally Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.8680%, 4.7000%‡,µ	1,387,000	1,443,659
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	1,186,000	1,290,640
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	2,064,000	2,268,271
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	1,419,000	1,560,900
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	549,000	564,784
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	1,308,000	1,435,530
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	2,043,000	1,981,135
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	1,129,000	1,176,983
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	668,000	688,875
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	683,000	745,324
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	152,000	164,084
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	688,000	749,886
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate 5 Year + 3.2240%, 4.9500%‡,µ	457,000	484,420
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	631,000	649,022
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	1,746,000	1,926,873
JPMorgan Chase & Co, SOFR + 0.8850%, 1.5780%, 4/22/27‡	1,682,000	1,685,411
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	1,525,000	1,586,546
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	548,000	571,975
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	579,000	592,028
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	1,856,000	1,916,327
Morgan Stanley, 3.9500%, 4/23/27	1,578,000	1,754,906

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	$808,000	$810,404
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	2,526,000	2,472,263
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	1,513,000	1,515,007
SVB Financial Group, 3.1250%, 6/5/30	1,932,000	2,066,653
SVB Financial Group, 1.8000%, 2/2/31	692,000	664,033
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	1,753,000	1,801,733
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	1,504,000	1,472,664
		36,040,336
Basic Industry – 0.3%
CF Industries Inc, 5.1500%, 3/15/34	88,000	107,649
CF Industries Inc, 4.9500%, 6/1/43	874,000	1,053,222
CF Industries Inc, 5.3750%, 3/15/44	632,000	802,223
		1,963,094
Brokerage – 0.7%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	2,845,000	3,161,506
Pershing Square Holdings Ltd, 3.2500%, 10/1/31 (144A)	1,600,000	1,601,840
		4,763,346
Capital Goods – 1.5%
Boeing Co, 4.8750%, 5/1/25	1,109,000	1,234,218
Boeing Co, 2.1960%, 2/4/26	544,000	548,010
Boeing Co, 3.2500%, 2/1/28	581,000	613,703
Boeing Co, 3.6250%, 2/1/31	1,233,000	1,319,937
Boeing Co, 3.9500%, 8/1/59	762,000	782,039
Masonite International Corp, 3.5000%, 2/15/30 (144A)	1,784,000	1,770,620
TransDigm Inc, 4.6250%, 1/15/29 (144A)	2,561,000	2,551,396
Wabtec Corp, 4.9500%, 9/15/28	821,000	944,889
		9,764,812
Communications – 3.0%
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	1,801,000	1,832,247
Cellnex Finance Co SA, 3.8750%, 7/7/41 (144A)	2,047,000	2,010,584
CenturyLink Inc, 5.8000%, 3/15/22	589,000	600,191
Charter Communications Operating LLC / Charter Communications Operating
Capital, 6.4840%, 10/23/45	323,000	439,144
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.3750%, 5/1/47	258,000	308,902
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.8000%, 3/1/50	622,000	698,012
Comcast Corp, 3.7500%, 4/1/40	184,000	206,728
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	1,432,000	1,405,150
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	1,443,000	1,367,928
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	1,165,000	1,083,450
CSC Holdings LLC, 5.0000%, 11/15/31 (144A)	692,000	663,247
GCI LLC, 4.7500%, 10/15/28 (144A)	2,696,000	2,830,266
Netflix Inc, 3.6250%, 6/15/25 (144A)	3,138,000	3,334,125
Sirius XM Radio Inc, 3.1250%, 9/1/26 (144A)	196,000	198,695
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	2,078,000	2,087,637
Sirius XM Radio Inc, 3.8750%, 9/1/31 (144A)	545,000	532,397
		19,598,703
Consumer Cyclical – 2.6%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	2,938,000	2,908,620
Choice Hotels International Inc, 3.7000%, 12/1/29	1,293,000	1,375,312
Choice Hotels International Inc, 3.7000%, 1/15/31	334,000	360,156
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	1,575,000	1,632,678
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	495,000	551,965
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	931,000	1,058,500
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	116,916
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	1,612,000	1,730,998
GoDaddy Operating Co LLC / GD Finance Co Inc, 3.5000%, 3/1/29 (144A)	2,088,000	2,069,730
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	1,914,000	2,117,496
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	2,149,000	2,230,576
MGM Resorts International, 7.7500%, 3/15/22	217,000	222,968
Nordstrom Inc, 4.3750%, 4/1/30#	1,133,000	1,158,476
		17,534,391
Consumer Non-Cyclical – 5.8%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	1,478,000	1,816,780
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	1,476,000	1,551,645
Brunswick Corp, 2.4000%, 8/18/31	1,169,000	1,130,283
DaVita Inc, 4.6250%, 6/1/30 (144A)	1,173,000	1,206,560

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
DaVita Inc, 3.7500%, 2/15/31 (144A)	$1,543,000	$1,502,496
Elanco Animal Health Inc, 5.2720%, 8/28/23	1,274,000	1,357,740
Grifols Escrow Issuer SA, 4.7500%, 10/15/28 (144A)	2,452,000	2,504,105
Hasbro Inc, 3.9000%, 11/19/29	1,726,000	1,906,469
Hasbro Inc, 6.3500%, 3/15/40	226,000	312,365
Hasbro Inc, 5.1000%, 5/15/44	1,456,000	1,758,861
HCA Inc, 5.3750%, 2/1/25	642,000	717,435
HCA Inc, 3.5000%, 9/1/30	930,000	985,233
HCA Inc, 5.5000%, 6/15/47	283,000	366,982
HCA Inc, 5.2500%, 6/15/49	424,000	541,172
HCA Inc, 3.5000%, 7/15/51	1,295,000	1,283,712
HCRX Investments HoldCo LP, 4.5000%, 8/1/29 (144A)	1,893,000	1,902,465
JBS Finance Luxembourg Sarl, 3.6250%, 1/15/32 (144A)	923,000	940,315
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	717,000	777,056
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	1,827,000	2,041,673
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	1,500,000	1,668,330
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	873,000	908,383
Kraft Heinz Foods Co, 3.8750%, 5/15/27	1,162,000	1,268,803
Kraft Heinz Foods Co, 5.0000%, 6/4/42	797,000	977,393
Kraft Heinz Foods Co, 4.3750%, 6/1/46	229,000	260,561
Kraft Heinz Foods Co, 4.8750%, 10/1/49	536,000	652,363
Organon Finance 1 LLC, 4.1250%, 4/30/28 (144A)	1,630,000	1,662,600
Performance Food Group Inc, 4.2500%, 8/1/29 (144A)	2,153,000	2,158,382
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	1,362,000	1,384,984
Royalty Pharma PLC, 2.1500%, 9/2/31	1,094,000	1,053,448
Royalty Pharma PLC, 3.5500%, 9/2/50	1,079,000	1,059,934
Royalty Pharma PLC, 3.3500%, 9/2/51	544,000	515,411
		38,173,939
Electric – 1.2%
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	1,351,000	1,519,753
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	1,177,000	1,175,928
IPALCO Enterprises Inc, 4.2500%, 5/1/30	1,455,000	1,632,119
NRG Energy Inc, 6.6250%, 1/15/27	639,000	661,972
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	1,475,000	1,448,819
Pacific Gas and Electric Co, 3.0000%, 6/15/28	1,386,000	1,410,403
		7,848,994
Energy – 1.8%
Cheniere Energy Inc, 4.6250%, 10/15/28	1,540,000	1,622,775
Cheniere Energy Partners LP, 4.0000%, 3/1/31 (144A)	971,000	1,016,831
Cheniere Energy Partners LP, 3.2500%, 1/31/32 (144A)	1,086,000	1,089,584
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	1,477,000	1,785,324
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	197,346
EQT Corp, 3.1250%, 5/15/26 (144A)	2,243,000	2,299,344
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	2,205,000	2,303,233
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	200,000	202,250
ONEOK Inc, 6.3500%, 1/15/31	849,000	1,086,881
ONEOK Inc, 7.1500%, 1/15/51	210,000	303,993
		11,907,561
Finance Companies – 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	1,382,000	1,540,920
Air Lease Corp, 1.8750%, 8/15/26	1,246,000	1,241,649
Air Lease Corp, 3.0000%, 2/1/30	616,000	625,059
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	2,171,000	2,605,313
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	1,220,000	1,233,725
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	1,838,000	1,854,083
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	986,000	963,519
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	983,000	975,628
		11,039,896
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.4460%‡,µ	1,937,000	1,895,839
Insurance – 1.9%
Athene Global Funding, 1.7300%, 10/2/26 (144A)	2,272,000	2,270,757
Athene Global Funding, 2.6460%, 10/4/31 (144A)	2,142,000	2,144,349
Brown & Brown Inc, 4.5000%, 3/15/29	903,000	1,033,730
Brown & Brown Inc, 2.3750%, 3/15/31	152,000	151,531
Centene Corp, 4.2500%, 12/15/27	1,630,000	1,706,040

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Insurance– (continued)
Centene Corp, 2.4500%, 7/15/28	$1,180,000	$1,185,900
Centene Corp, 3.0000%, 10/15/30	3,103,000	3,180,575
Centene Corp, 2.5000%, 3/1/31	417,000	411,266
Centene Corp, 2.6250%, 8/1/31	365,000	362,533
		12,446,681
Real Estate Investment Trusts (REITs) – 2.0%
Agree LP, 2.9000%, 10/1/30	1,220,000	1,260,326
American Homes 4 Rent LP, 2.3750%, 7/15/31	623,000	617,133
American Homes 4 Rent LP, 3.3750%, 7/15/51	749,000	759,436
Broadstone Net Lease LLC, 2.6000%, 9/15/31	1,267,000	1,251,631
CTR Partnership LP / CareTrust Capital Corp, 3.8750%, 6/30/28 (144A)	2,152,000	2,232,700
Invitation Homes Inc, 2.0000%, 8/15/31	1,301,000	1,249,445
Lexington Realty Trust, 2.7000%, 9/15/30	1,256,000	1,271,035
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	1,493,000	1,522,860
Rexford Industrial Realty Inc, 2.1250%, 12/1/30	1,471,000	1,424,979
Sun Communities Inc, 2.7000%, 7/15/31	1,501,000	1,516,734
		13,106,279
Technology – 4.0%
Broadcom Inc, 4.1500%, 11/15/30	1,430,000	1,584,401
Broadcom Inc, 4.3000%, 11/15/32	1,057,000	1,184,509
Broadcom Inc, 3.4190%, 4/15/33 (144A)	1,273,000	1,317,774
Broadcom Inc, 3.4690%, 4/15/34 (144A)	1,913,000	1,969,887
Broadridge Financial Solutions Inc, 2.6000%, 5/1/31	1,286,000	1,305,359
Cadence Design Systems Inc, 4.3750%, 10/15/24	3,009,000	3,281,125
Marvell Technology Inc, 1.6500%, 4/15/26 (144A)	956,000	957,460
Marvell Technology Inc, 4.8750%, 6/22/28 (144A)	1,117,000	1,290,234
Microchip Technology Inc, 2.6700%, 9/1/23	1,585,000	1,643,317
Seagate HDD Cayman, 4.8750%, 6/1/27	51,000	57,385
Seagate HDD Cayman, 4.0910%, 6/1/29	560,000	588,000
Seagate HDD Cayman, 3.1250%, 7/15/29 (144A)	254,000	245,643
Seagate HDD Cayman, 4.1250%, 1/15/31	1,245,000	1,297,913
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	1,292,000	1,275,307
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	840,000	815,322
Skyworks Solutions Inc, 3.0000%, 6/1/31	392,000	400,756
Total System Services Inc, 4.8000%, 4/1/26	2,571,000	2,912,366
Trimble Inc, 4.7500%, 12/1/24	1,702,000	1,882,893
Trimble Inc, 4.9000%, 6/15/28	838,000	968,980
TSMC Global Ltd, 1.7500%, 4/23/28 (144A)	1,605,000	1,584,785
		26,563,416
Transportation – 0.2%
GXO Logistics inc, 1.6500%, 7/15/26 (144A)	1,035,000	1,027,082
GXO Logistics inc, 2.6500%, 7/15/31 (144A)	685,000	680,619
		1,707,701
Total Corporate Bonds (cost $208,323,498)		214,354,988
Inflation-Indexed Bonds– 2.6%
United States Treasury Inflation Indexed Bonds, 0.6250%, 4/15/23ÇÇ	12,927,379	13,526,617
United States Treasury Inflation Indexed Bonds, 0.1250%, 1/15/31ÇÇ	3,017,225	3,311,287
Total Inflation-Indexed Bonds (cost $16,791,680)		16,837,904
Mortgage-Backed Securities– 15.7%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	2,562,198	2,638,295
2.5000%, TBA, 15 Year Maturity	1,232,300	1,283,921
2.0000%, TBA, 30 Year Maturity	12,623,282	12,653,704
2.5000%, TBA, 30 Year Maturity	21,825,782	22,499,326
3.0000%, TBA, 30 Year Maturity	2,109,000	2,206,562
3.5000%, TBA, 30 Year Maturity	5,104,000	5,399,981
		46,681,789
Fannie Mae Pool:
3.0000%, 10/1/34	142,313	151,104
2.5000%, 11/1/34	205,277	215,856
3.0000%, 11/1/34	28,689	30,645
3.0000%, 12/1/34	33,577	35,802
6.0000%, 2/1/37	87,349	102,205
4.5000%, 11/1/42	60,290	67,256
3.0000%, 1/1/43	24,748	26,379
3.0000%, 2/1/43	28,282	30,159
3.0000%, 5/1/43	312,251	330,115
3.0000%, 5/1/43	181,063	193,186
5.0000%, 7/1/44	498,662	561,115
4.5000%, 10/1/44	144,005	162,297
4.5000%, 3/1/45	211,397	238,249
4.5000%, 6/1/45	113,121	126,193
3.5000%, 12/1/45	158,041	169,533

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.5000%, 2/1/46	$213,140	$237,767
3.5000%, 7/1/46	706,796	769,338
3.0000%, 9/1/46	540,023	576,036
3.0000%, 2/1/47	6,914,032	7,381,929
3.5000%, 3/1/47	135,643	145,506
3.5000%, 7/1/47	117,984	126,564
3.5000%, 8/1/47	215,639	229,420
3.5000%, 1/1/48	171,461	185,379
4.0000%, 1/1/48	1,191,503	1,309,854
3.0000%, 2/1/48	121,847	130,563
4.0000%, 3/1/48	426,442	467,604
3.0000%, 5/1/48	53,683	56,829
5.0000%, 5/1/48	133,503	146,489
3.5000%, 7/1/48	3,206,390	3,415,874
3.0000%, 11/1/48	1,113,659	1,177,372
3.0000%, 8/1/49	217,408	231,889
3.0000%, 9/1/49	54,729	57,954
2.5000%, 1/1/50	148,005	153,131
2.5000%, 10/1/50	294,274	303,739
2.5000%, 1/1/51	830,540	856,090
2.5000%, 8/1/51	55,723	57,517
3.5000%, 8/1/56	2,060,094	2,247,964
3.0000%, 2/1/57	1,387,441	1,484,953
3.0000%, 6/1/57	6,873	7,355
		24,197,210
Freddie Mac Gold Pool:
3.5000%, 1/1/47	93,948	101,712
Freddie Mac Pool:
3.0000%, 5/1/31	1,241,730	1,315,054
3.0000%, 9/1/32	226,315	240,110
3.0000%, 10/1/32	73,450	77,496
3.0000%, 1/1/33	147,744	156,750
2.5000%, 12/1/33	1,437,971	1,502,480
3.0000%, 10/1/34	300,564	319,742
3.0000%, 10/1/34	125,431	133,197
2.5000%, 11/1/34	185,583	195,152
2.5000%, 11/1/34	168,036	176,701
6.0000%, 4/1/40	133,508	156,865
2.5000%, 8/1/41	3,480,353	3,621,209
3.5000%, 7/1/42	7,335	7,941
3.5000%, 8/1/42	9,146	9,902
3.5000%, 8/1/42	8,140	8,813
3.5000%, 2/1/43	314,285	340,783
3.0000%, 3/1/43	247,591	264,153
3.0000%, 6/1/43	12,882	13,523
3.5000%, 2/1/44	446,703	484,366
4.5000%, 5/1/44	104,628	116,745
3.0000%, 1/1/45	403,876	429,334
4.0000%, 2/1/46	367,743	408,164
3.5000%, 7/1/46	317,268	343,902
3.0000%, 8/1/46	135,913	143,686
4.0000%, 3/1/47	91,587	100,136
3.0000%, 4/1/47	236,272	249,785
3.5000%, 2/1/48	146,875	158,167
4.0000%, 4/1/48	316,837	346,451
4.5000%, 7/1/48	78,637	85,078
5.0000%, 9/1/48	26,614	29,247
3.0000%, 8/1/49	71,126	75,866
3.0000%, 12/1/49	206,349	215,724
3.0000%, 12/1/49	126,518	132,266
2.5000%, 1/1/50	63,731	65,938
3.0000%, 3/1/50	64,686	67,631
2.5000%, 8/1/51	522,582	539,120
		12,531,477
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	10,811,000	10,963,435
2.5000%, TBA, 30 Year Maturity	2,582,319	2,665,186
		13,628,621
Ginnie Mae I Pool:
4.0000%, 1/15/45	1,385,288	1,535,500
4.5000%, 8/15/46	1,708,272	1,938,060
4.0000%, 8/15/47	91,575	99,301
4.0000%, 11/15/47	121,470	131,717

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae I Pool– (continued)
4.0000%, 12/15/47	$161,544	$175,173
		3,879,751
Ginnie Mae II Pool:
4.0000%, 8/20/47	166,910	180,414
4.0000%, 8/20/47	45,879	49,590
4.0000%, 8/20/47	22,558	24,441
4.5000%, 2/20/48	284,819	308,232
4.0000%, 5/20/48	330,229	352,201
4.5000%, 5/20/48	357,270	387,559
4.5000%, 5/20/48	65,599	71,160
4.0000%, 6/20/48	483,310	515,430
5.0000%, 8/20/48	486,212	524,470
		2,413,497
Total Mortgage-Backed Securities (cost $102,331,527)		103,434,057
United States Treasury Notes/Bonds– 27.9%
0.1250%, 2/28/23	1,987,000	1,985,525
0.1250%, 6/30/23	3,110,000	3,104,655
0.1250%, 8/31/23	18,716,000	18,666,286
0.2500%, 5/15/24	2,729,000	2,715,888
0.3750%, 9/15/24	3,266,000	3,251,966
0.3750%, 1/31/26	6,697,200	6,553,315
0.5000%, 2/28/26	14,301,000	14,059,671
0.7500%, 4/30/26	11,864,000	11,772,703
0.8750%, 6/30/26	17,055,000	16,995,041
0.6250%, 7/31/26	17,662,000	17,379,132
0.7500%, 8/31/26	13,859,000	13,710,665
0.8750%, 9/30/26	2,189,000	2,177,200
1.1250%, 2/29/28	348,400	346,209
1.2500%, 4/30/28	726,700	726,189
1.2500%, 6/30/28	1,352,000	1,349,148
1.1250%, 8/31/28	2,092,000	2,067,157
1.2500%, 8/15/31	15,926,400	15,540,682
1.3750%, 11/15/40	3,035,000	2,726,284
1.7500%, 8/15/41	8,408,000	8,037,522
2.7500%, 8/15/42	9,057,400	10,192,759
1.3750%, 8/15/50	12,314,500	10,391,321
1.6250%, 11/15/50	13,482,700	12,112,837
1.8750%, 2/15/51	5,311,000	5,064,536
2.3750%, 5/15/51	2,859,000	3,051,089
Total United States Treasury Notes/Bonds (cost $185,447,866)		183,977,780
Preferred Stocks– 0.1%
Banks – 0.1%
First Republic Bank/CA, 4.1250%µ((cost $516,875)	20,675	516,668
Investment Companies– 13.5%
Money Markets – 13.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $89,074,812)	89,067,016	89,075,923
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	373,198	373,198
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 10/1/21	$308,935	308,935
Total Investments Purchased with Cash Collateral from Securities Lending (cost $682,133)		682,133
Total Investments (total cost $732,664,925) – 112.2%		739,815,472
Liabilities, net of Cash, Receivables and Other Assets – (12.2)%		(80,683,581)
Net Assets – 100%		$659,131,891

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$711,705,078	96.2%
United Kingdom	4,980,241	0.7
Spain	4,514,689	0.6
Canada	2,908,620	0.4
France	2,731,021	0.4
Luxembourg	2,296,124	0.3
Ireland	2,113,001	0.3
South Korea	2,090,629	0.3
Belgium	1,816,780	0.2
Guernsey	1,601,840	0.2
Taiwan	1,584,785	0.2
Australia	1,472,664	0.2

Total	$739,815,472	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 13.5%
Money Markets - 13.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$27,518	$200	$(200)	$89,075,923
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	13,596∆	-	-	373,198
Total Affiliated Investments - 13.6%	$41,114	$200	$(200)	$89,449,121

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 13.5%
Money Markets - 13.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	33,622,864	248,303,035	(192,849,976)	89,075,923
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	113,710	81,358,355	(81,098,867)	373,198

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Purchased:
5 Year US Treasury Note	7	1/5/22	$859,195	$(5,469)
Ultra 10-Year Treasury Note	1	12/31/21	145,250	(2,867)
Total - Futures Purchased				(8,336)
Futures Sold:
2 Year US Treasury Note	1	1/5/22	(220,055)	117
Total				$(8,219)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2021

Market Value
Futures contracts, purchased	$ 1,017,316
Futures contracts, sold	220,630

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $182,130,478, which represents 27.6% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$118,781,387	$-
Bank Loans and Mezzanine Loans	-	12,154,632	-
Corporate Bonds	-	214,354,988	-
Inflation-Indexed Bonds	-	16,837,904	-
Mortgage-Backed Securities	-	103,434,057	-
United States Treasury Notes/Bonds	-	183,977,780	-
Preferred Stocks	516,668	-	-
Investment Companies	-	89,075,923	-
Investments Purchased with Cash Collateral from Securities Lending	-	682,133	-
Total Investments in Securities	$516,668	$739,298,804	$-
Other Financial Instruments(a):
Variation Margin Receivable on Futures Contracts	774	-	-
Total Assets	$517,442	$739,298,804	$-
Liabilities
Other Financial Instruments(a):
Variation Margin Payable on Futures Contracts	$39	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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